Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2010
Registrant Name	dei_EntityRegistrantName	HUNTINGTON FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000810695
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jul. 29, 2011
Prospectus Date	rr_ProspectusDate	May 02, 2011
Summary, Huntington Funds | Huntington Technical Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hf810695_SupplementTextBlock

The Huntington Funds

Supplement dated July 28, 2011, to the Prospectus dated May 2, 2011 (Class A Shares and Trust Shares).

I. Huntington Technical Opportunities Fund – Principal Investment Strategy Change

The Board authorized changes to the Huntington Technical Opportunities Fund’s principal investment strategy relating to the Fund’s investment in exchange-traded funds and use of active and frequent trading to pursue its investment objective.

The section in the summary entitled "Investment Strategy" is restated in its entirety as follows:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

"The Fund’s investment objective is to seek long-term growth of principal with production of income as a secondary goal. The Advisor normally implements its strategy by using technical analysis (analyzing and examining past price movements to anticipate or forecast future price movements) and fundamental analytical techniques as the primary means to evaluate the securities in which the Fund invests. The Fund pursues its objective by searching and evaluating global investment opportunities in both equity and debt securities, chiefly through underlying ETFs that invest in the relevant asset classes.

In managing the Fund’s portfolio, the Advisor will employ technical analysis to determine the “long-term trend” of a security and to time the purchase or sale of a security.

The Fund will invest in securities when the Advisor’s technical models indicate that such securities have significant potential to outperform the Fund’s benchmark index, the Standard & Poor’s 500 Index (“S&P 500”). Likewise, the Fund will sell interests or reduce investment exposure in certain securities when the Advisor’s technical models indicate that such securities have significant potential to underperform the Fund’s benchmark index. In connection with this strategy, the Fund may invest in the securities of companies with small market capitalizations (that is, companies with a market capitalization of $500 million or less), to the extent that such companies are within the S&P 500.

The Fund uses technical analysis to allocate its portfolio holdings among the following securities and related derivative contracts:

• Underlying ETFs (including “Ultrashort” ETFs);

• U.S. and international stock investments;

• Investment-grade debt obligations of U.S. and international corporations;

• Fixed income securities, such as Quality Government Securities; and

• Put and call options on individual equities, fixed income securities and exchange traded funds, currency derivative contracts and cash and market indices.

Under ordinary market conditions, the Fund's portfolio will invest in underlying ETFs to gain exposure to domestic and international equity indices, equity sectors and industry sectors. The Fund may invest in ETFs or also directly in U.S. and international individual common stocks. The Fund may seek exposure to equity securities of companies of any size, including small, high growth companies. The Fund may also invest in companies whose shares are being, or recently have been, offered to the public for the first time.

The Advisor may also invest in "Ultrashort" ETFs in order to take advantage of an anticipated decline in the price of one or more specified underlying indexes, or to hedge against such indexes’ price volatility. If an Ultrashort ETF is successful in meeting its objective, its value (before fees and expenses) should gain approximately twice as much, on a percentage basis, as any decrease in the corresponding index and, conversely, its value should lose approximately twice as much, on a percentage basis, as any increase in the corresponding index when the index rises on a given day.

The Fund seeks exposure through underlying ETFs, or directly, to fixed income securities that are: (i) rated investment-grade or better by a by a Nationally Recognized Statistical Ratings Organization (“NRSRO”); or (ii) not rated, but deemed by the Advisor to be of comparable quality. Securities will be investment-grade at the time of purchase. However, if a security is downgraded below investment-grade after the time of purchase, the Advisor will reevaluate the security, but will not be required to sell it. In addition, these fixed income securities will have remaining maturities of no more than 10 years.

The Fund may use derivative contracts and/or hybrid instruments to implement elements of its investment strategy. For example, the Fund may use derivative contracts and/or hybrid instruments to increase or decrease the allocation of the portfolio to securities, currency securities or types of securities in which the Fund (or underlying ETFs) may invest directly.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

The Fund may engage in active and frequent trading of securities to pursue its investment objective."

Summary, Huntington Funds | Huntington Macro 100 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hf810695_SupplementTextBlock

II. Huntington Macro 100 Fund – Principal Investment Strategy Change and Portfolio Manager Change

The Board voted to add disclosure to the Huntington Macro 100 Fund’s principal investment strategy section relating to the Fund’s use of active and frequent trading to pursue its investment objective.

The following sentence is hereby added to the end of the section in the summary and the prospectus entitled "Principal Investment Strategy":

"The Fund may engage in active and frequent trading of securities to pursue its investment objective."

Summary, Huntington Funds | Huntington U.S. Treasury Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hf810695_SupplementTextBlock

III. Huntington U.S. Treasury Money Market Fund – Yield Reduction

Effective 60 days from the date of this Supplement, the Adviser will amend the agreement with the Fund, effective June 15, 2009, whereby the Advisor agreed to waive all or a portion of its investment advisory fee and/or to reimburse certain operating expenses of the Fund to the extent necessary to ensure that the Fund maintains a positive yield of at least 0.01%. Under the original agreement, the Advisor was entitled to recoup from the Fund any waived and/or reimbursed amounts pursuant to the agreement for a period of up to three (3) years from the date of the waiver and/or reimbursement.

Under the amendment, the Adviser has agreed to waive all or a portion of its investment advisory fee and/or to reimburse certain operating expenses of the Fund to the extent necessary to ensure that the Fund maintains a yield of at least 0.00%, as opposed to 0.01%. Correspondingly, effective 60 days from the date of this Supplement, the sub-section in the summary entitled “Recoupment Risk” beneath the main heading “Principal Investment Risks” is deleted and replaced in its entirety as follows:

"Recoupment Risk. The Advisor entered into an agreement with the Fund effective June 15, 2009, whereby the Advisor agreed to waive all or a portion of its investment advisory fee and/or to reimburse certain operating expenses of the Fund to the extent necessary to ensure that the Fund maintains a yield of at least 0.00%. The Advisor shall be entitled to recoup from the Fund any waived and/or reimbursed amounts pursuant to the agreement for a period of up to three (3) years from the date of the waiver and/or reimbursement. This recoupment could negatively affect the Fund’s future yield. The Advisor may terminate the agreement at any time upon thirty (30) days prior written notice to the Fund."